Fees Receivables, Net (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fees Receivables, Net [Abstract]
AllianceBernstein mutual funds		$ 154,415	$ 120,828
Unaffiliated clients		103,392	135,416
Affiliated clients		7,878	9,004
Total fees receivables, net	245,929	265,685	265,248
Allowance for fees receivables from unaffiliated clients		$ 844	$ 752